Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cost:
Raw materials	$ 204	$ 212
Work-in-progress	135	103
Finished goods	609	986
Provision for inventory write-off	(170)	(75)
Inventories, net	$ 778	$ 1,226